Stock-Based Compensation - Schedule of Grant Date Fair Value Black-Scholes Option-Pricing Model Assumptions (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Exercise price	$ 59.07	$ 48.80	$ 47.59
Expected dividend yield	2.56%	3.07%	3.13%
Expected stock price volatility	26.53%	26.14%	33.32%
Risk-free interest rate	2.02%	1.67%	1.86%
Expected life (in years)	6 years 6 months	6 years 6 months	6 years 6 months